Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Intangible Assets
The intangible assets are broken down as follows:

	December 31,
	2017	2018	2019
	(Amounts in thousands of Euros)
Patents, licenses, trademarks	414	201	201
Software	450	703	730

Total, gross	864	905	931

Accumulated depreciation of patents, licenses, and trademarks	(340)	(200)	(201)
Accumulated depreciation of software packages	(401)	(675)	(688)

Accumulated amortization and depreciation	(741)	(875)	(889)

Total, net	123	29	43